Cover Letter

                               Leonard E. Neilson
                                 Attorney at Law
                            8160 South Highland Drive
                                    Suite 104
                                Sandy, Utah 84093
Phone:  (801) 733-0800                                     Fax:  (801) 733-0808

                                  June 25, 2007



Securities and Exchange Commission
Office of Document Control
450 Fifth Street N.W.
Washington, D.C. 20549

VIA:  EDGAR

    Re:      LILM, Inc.
             File No.  000-51872
             Form 10-KSB - Amendment No. 1
             (for the period ended December 31, 2006)

To Whom It May Concern:

         Please find herewith transmitted by EDGARLink, Amendment No. 1 to the Form 10-KSB filed on behalf of LILM, Inc. for the fiscal year ended December 31, 2006.

         Please direct all correspondences concerning this filing and LILM, Inc. to this office.

                             Yours truly,

                             /s/ Leonard E. Neilson
                             ----------------------
                             Leonard E. Neilson

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